ADVANCES FROM CUSTOMERS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total	$ 17,482,940	$ 16,377,524
Less: Advances from customers – short-term portion	10,213,940	16,377,524
Advances from customers – long-term portion	7,269,000	0
Customer A [Member]
Total	15,827,579	994,196
Customer B [Member]
Total	1,017,427	0
Customer C [Member]
Total	0	4,651,317
Customer D [Member]
Total	0	2,856,363
Customer E [Member]
Total	0	2,291,448
OtherCustomer [Member]
Total	$ 637,934	$ 5,584,200